Offerings - Offering: 1	Nov. 14, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.0001
Amount Registered | shares	2,349,395
Proposed Maximum Offering Price per Unit	2.59
Maximum Aggregate Offering Price	$ 6,084,933.05
Fee Rate	0.01381%
Amount of Registration Fee	$ 840.33
Offering Note	(1) This Registration Statement on Form S-3 (this "Registration Statement") covers shares of Class A common stock, $0.0001 par value per share ("Class A Common Stock"), of FiscalNote Holdings, Inc. (the "Company" or "Registrant") (i) issuable pursuant to the terms of the convertible note (the "Convertible Note") previously issued on August 12, 2025 to the selling stockholder named in the Registration Statement, which has a current aggregate principal amount outstanding of approximately $20.4 million and (ii) pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), any additional shares of Class A Common Stock that may become issuable under the Convertible Note by reason of any stock dividend, stock split or other similar transaction. (2) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act. The Proposed Maximum Offering Price per Unit and the Maximum Aggregate Offering Price are based on the average of the high ($2.70) and low ($2.47) prices of the Registrant's Class A Common Stock as reported on the New York Stock Exchange on November 13, 2025.